Net Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Net Income Per Share	NET INCOME PER SHARE
Baytex calculates basic income or loss per share based on the net income or loss attributable to shareholders using the weighted average number of shares outstanding during the period. Diluted income per share amounts reflect the potential dilution that could occur if share awards were converted to common shares. The treasury stock method is used to determine the dilutive effect of share awards whereby the potential conversion of share awards and the amount of compensation expense, if any, attributed to future services are assumed to be used to purchase common shares at the average market price during the year.

	Years Ended December 31
	2022			2021
	Net income	Weighted average common shares (000's)	Net income per share	Net income	Weighted average common shares (000's)	Net income per share
Net income - basic	$855,605	557,986	$1.53	$1,613,600	563,674	$2.86
Dilutive effect of share awards	—	5,849	—	—	7,936	—
Net income - diluted	$855,605	563,835	$1.52	$1,613,600	571,610	$2.82

For the year ended December 31, 2022, 0.3 million shares were excluded from the calculation of diluted income per share as their effect was anti-dilutive. For the year ended December 31, 2021, no share awards were excluded from the calculation of diluted income per share as their effect was dilutive.